WARRANTS - Significant Inputs to the Warrant Valuation (Details)	Dec. 31, 2020 yr	Dec. 31, 2019 yr
Common Stock Warrants | Expected volatility
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	0.570	0.550
Common Stock Warrants | Expected term (in years)
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	1.0	2.0
Common Stock Warrants | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	0.017	0.017
Common Stock Warrants | Expected dividend yield
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	0.000	0.000
Series C-1 Preferred Warrants | Expected volatility
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	0.600	0.450
Series C-1 Preferred Warrants | Expected term (in years)
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	1.0	2.0
Series C-1 Preferred Warrants | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	0.001	0.016
Series C-3 Preferred Warrants | Expected volatility
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	0.600	0.450
Series C-3 Preferred Warrants | Expected term (in years)
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	1.0	2.0
Series C-3 Preferred Warrants | Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrant liability, measurement input	0.001	0.016